Expense Example	Nov. 01, 2026 USD ($)
Institutional Class Prospectus | Potomac Managed Volatility Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 172
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,998
Institutional Class Prospectus | Potomac Tactical Rotation Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,802
Institutional Class Prospectus | Potomac Tactical Opportunities Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,867
Institutional Class Prospectus | Potomac Defensive Bull Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
Institutional Class Prospectus | Potomac Tactically Passive Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Class R Prospectus | Potomac Managed Volatility Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	835
Expense Example, with Redemption, 5 Years	1,425
Expense Example, with Redemption, 10 Years	3,022
Class R Prospectus | Potomac Tactical Rotation Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	782
Expense Example, with Redemption, 5 Years	1,335
Expense Example, with Redemption, 10 Years	2,846
Class R Prospectus | Potomac Tactical Opportunities Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	799
Expense Example, with Redemption, 5 Years	1,365
Expense Example, with Redemption, 10 Years	2,905
Class R Prospectus | Potomac Defensive Bull Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	225
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	2,554
Class R Prospectus | Potomac Tactically Passive Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	$ 773